Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2012
Acquisitions and Dispositions Disclosure
Acquisitions and Dispositions [Text Block]

Note 2.       Acquisitions and Dispositions

2012 Acquisitions

       In September 2012, the Specialty Diagnostics segment acquired One Lambda, a provider of transplant diagnostics, for approximately $885 million, net of cash acquired, including related real estate and subject to a post-closing adjustment, plus up to $25 million of additional contingent consideration based upon the achievement of specified operating results in the year following the acquisition. The company recorded $13 million as the fair value of contingent consideration at the acquisition date. The acquisition of One Lambda enhances the segment's presence in specialty in vitro diagnostics and adds new capabilities to the company's transplant-testing workflow. Revenues of One Lambda were $182 million in 2011. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $274 million was allocated to goodwill, all of which is tax deductible.

       In May 2012, the Laboratory Products and Services segment acquired Doe & Ingalls Management, LLC, a North Carolina-based channel for specialty production chemicals and provider of customized supply-chain services to the life sciences and microelectronics industries, for $175 million plus up to $3 million of contingent consideration. The acquisition expands the segment's products and services that address the production market. Revenues of Doe & Ingalls totaled approximately $110 million in 2011. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $81 million was allocated to goodwill, $53 million of which is tax deductible.

       In addition, in 2012, the Analytical Technologies segment acquired a manufacturer and supplier of radioactive isotope identifiers, x-ray and gamma-ray detectors and spectroscopy systems used to detect radioactive and other nuclear materials in security and environmental settings and a manufacturer of miniature NMR spectrometers. The Specialty Diagnostics segment acquired a business that holds proprietary technology for tests to diagnose pre-eclampsia and eclampsia. The aggregate consideration for these acquisitions was $25 million plus contingent consideration of up to $15 million.

       The company made contingent purchase price and post closing adjustment payments totaling $6 million in 2012, for acquisitions completed prior to 2012. The contingent purchase price payments were contractually due to the sellers upon achievement of certain performance criteria at the acquired businesses.

2011 Acquisitions

       In August 2011, the Specialty Diagnostics segment completed the acquisition of the Phadia group, a global leader in allergy and autoimmunity diagnostics, headquartered in Sweden, for a total purchase price of $3.54 billion, net of cash acquired, including the repayment of $2.14 billion of indebtedness owed by Phadia to the seller and third-party lenders. Phadia develops, manufactures and markets complete blood-test systems to support the clinical diagnosis and monitoring of allergy and autoimmune diseases. Phadia has been a pioneer in bringing new allergy diagnostic tests to market and is a global leader for in vitro allergy diagnostics and a European leader in autoimmunity diagnostics. Phadia's revenues in 2010 totaled €367 million (approximately $525 million based on exchange rates at the time of the acquisition agreement announcement). The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $1.81 billion was recorded as goodwill, substantially none of which is tax deductible.

       In May 2011, the Analytical Technologies segment completed the acquisition of Dionex Corporation, a leading manufacturer and marketer of chromatography systems, for a total purchase price of $2.03 billion, net of cash acquired. Dionex, headquartered in Sunnyvale, California, is a global leader in the manufacturing and marketing of ion and liquid chromatography and sample preparation systems, consumables, and software for chemical analysis. Dionex systems are used worldwide in environmental analysis and by the life sciences, chemical, petrochemical, food and beverage, power generation, and electronics industries. Their expertise in applications and instrumentation helps analytical scientists to evaluate and develop pharmaceuticals, establish environmental regulations, and produce better industrial products. Revenues of Dionex totaled $420 million in its fiscal year ended June 30, 2010. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $1.32 billion was recorded as goodwill, substantially none of which is tax deductible.

       In addition, in 2011, the Laboratory Products and Services segment acquired a U.S.-based manufacturer of clinical and diagnostic assays and platforms for rapid and sensitive protein biomarker analysis; a U.K.-based provider of single-use plastic products serving the microbiology, life sciences and clinical markets and certain operating assets of a Singapore-based distributor of laboratory equipment and consumables. The Specialty Diagnostics segment also acquired a provider of microbiology solutions, including blood culture identification and antibiotic susceptibility testing products with operations in both the U.S. and U.K. The aggregate consideration paid for these acquisitions was $97 million, net of cash acquired. Separately, the company's discontinued operations acquired a manufacturer of laboratory workstations and fume hoods for $8 million.

       The company made contingent purchase price and post closing adjustment payments totaling $35 million in 2011, for acquisitions completed prior to 2011. The contingent purchase price payments were contractually due to the sellers upon achievement of certain performance criteria at the acquired businesses.

2010 Acquisitions

       In February 2010, the Analytical Technologies segment acquired Ahura Scientific, Inc., a U.S.-based provider of handheld spectroscopy instruments that are used worldwide in the identification of chemicals for safety, security and pharmaceutical applications, for $147 million, net of cash acquired, plus up to $25 million of additional contingent consideration based upon the achievement of specified operating results in 2010, of which the company recorded $20 million as the fair value at the acquisition date and an additional $5 million as a charge to selling, general and administrative expense in December 2010. The $25 million was paid in early 2011. The acquisition expands the segment's portfolio of portable analytical devices. Revenues of Ahura Scientific totaled $45 million in 2009. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $110 million was allocated to goodwill, none of which is tax deductible.

       In March 2010, the Analytical Technologies segment acquired Finnzymes, a Finland-based provider of integrated tools for molecular biology analysis, including reagents, instruments, consumables and kits, for $58 million, net of cash acquired. The acquisition expands the company's portfolio of reagents and other consumables for the molecular biology research and diagnostics markets. Finnzymes reported revenues of $20 million in 2009. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $25 million was allocated to goodwill, none of which is tax deductible.

       In July 2010, the Analytical Technologies segment acquired Fermentas International Inc., a manufacturer and global distributor of enzymes, reagents and kits for molecular and cellular biology research, with principal operations in Lithuania, for $260 million, net of cash acquired. The acquisition expands the company's ability to provide complete workflows for genomics research. Fermentas reported revenues of approximately $55 million in 2009. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $117 million was allocated to goodwill, none of which is tax deductible.

       In addition, in 2010, the Analytical Technologies segment acquired a developer of tunable diode-based spectroscopy systems; a provider of liquid chromatography and software solutions for proteomics analysis; a developer and manufacturer of miniature handheld near-infrared analyzers; a developer and manufacturer of low-frequency microwave moisture analyzers; a life sciences custom media developer; a developer and manufacturer of laboratory water purification systems, and an India-based distributor of scientific bulk elemental and other products. The Laboratory Products and Services segment acquired an Australian-based provider of laboratory chemicals, consumables and instruments. The aggregate consideration for these acquisitions was $146 million plus $3 million of contingent consideration, paid primarily in 2011.

       The company made contingent purchase price payments totaling $5 million in 2010, for acquisitions completed prior to 2010.

       The company's acquisitions have historically been made at prices above the fair value of the acquired identifiable assets, resulting in goodwill, due to expectations of the synergies that will be realized by combining the businesses. These synergies include the elimination of redundant facilities, functions and staffing; use of the company's existing commercial infrastructure to expand sales of the acquired businesses' products; and use of the commercial infrastructure of the acquired businesses to cost-effectively expand sales of company products.

       Acquisitions have been accounted for using the purchase method of accounting, and the acquired companies' results have been included in the accompanying financial statements from their respective dates of acquisition. Acquisition transaction costs are recorded in selling, general and administrative expenses. The net assets acquired have been recorded based on estimates of fair value and, for acquisitions completed within the past year, are subject to adjustment upon finalization of the valuation process. The company is not aware of any information that indicates the final valuations will differ materially from preliminary estimates.

       The components of the purchase price and net assets acquired for 2012 acquisitions are as follows:

(In millions)	One Lambda	Doe & Ingalls	Other	Total

Purchase Price
Cash paid	$878.8	$174.8	$25.4	$1,079.0
Purchase price payable	7.3	—	—	7.3
Fair value of contingent consideration	13.1	1.5	5.3	19.9
Cash acquired	(1.3)	—	—	(1.3)

	$897.9	$176.3	$30.7	$1,104.9

Net Assets Acquired
Current assets	$110.1	$21.9	$2.2	$134.2
Property, plant and equipment	30.3	11.6	0.1	42.0
Intangible assets:
Customer relationships	330.7	68.1	3.2	402.0
Product technology	172.5	1.1	13.9	187.5
Tradenames and other	17.2	16.8	—	34.0
Goodwill	273.5	81.1	15.6	370.2
Other assets	—	0.5	—	0.5
Liabilities assumed	(36.4)	(24.8)	(4.3)	(65.5)

	$897.9	$176.3	$30.7	$1,104.9

       The weighted-average amortization periods for intangible assets acquired in 2012 are 13 years for customer relationships, 11 years for product technology and 13 years for tradenames and other. The weighted average amortization period for all intangible assets acquired in 2012 is 13 years.

       The components of the purchase price and net assets acquired for 2011 acquisitions, as revised in 2012 for finalization of the valuation process are as follows:

(In millions)	Phadia	Dionex	Other	Total

Purchase Price
Cash paid	$3,655.2	$2,140.8	$97.7	$5,893.7
Debt assumed	0.3	3.2	—	3.5
Purchase price payable	—	—	0.4	0.4
Fair value of contingent consideration	—	—	1.4	1.4
Cash acquired	(117.2)	(114.9)	(0.9)	(233.0)

	$3,538.3	$2,029.1	$98.6	$5,666.0

Net Assets Acquired
Current assets	$328.1	$227.8	$25.0	$580.9
Property, plant and equipment	150.2	87.8	29.0	267.0
Intangible assets:
Customer relationships	956.8	495.3	17.6	1,469.7
Product technology	696.3	350.2	20.0	1,066.5
In-process research and development	—	18.3	—	18.3
Tradenames and other	132.6	35.7	3.6	171.9
Goodwill	1,813.6	1,317.8	30.2	3,161.6
Other assets	67.9	3.1	1.2	72.2
Liabilities assumed	(607.2)	(506.9)	(28.0)	(1,142.1)

	$3,538.3	$2,029.1	$98.6	$5,666.0

       The weighted-average amortization periods for intangible assets acquired in 2011 are 14 years for customer relationships, 11 years for product technology and 14 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 13 years.

       The components of the purchase price and net assets acquired for 2010 acquisitions, as revised in 2011 for finalization of the valuation process are as follows:

(In millions)	Ahura Scientific	Finnzymes	Fermentas	Other	Total

Purchase Price
Cash paid	$164.0	$59.0	$278.7	$150.6	$652.3
Debt assumed	0.6	—	3.6	1.1	5.3
Fair value of contingent consideration	19.6	—	—	3.9	23.5
Cash acquired	(17.8)	(0.7)	(21.9)	(5.4)	(45.8)

	$166.4	$58.3	$260.4	$150.2	$635.3

Net Assets Acquired
Current assets	$22.3	$6.1	$23.3	$29.4	$81.1
Property, plant and equipment	3.3	3.4	9.6	4.1	20.4
Intangible assets:
Customer relationships	46.1	16.1	67.9	40.6	170.7
Product technology	30.4	18.6	73.5	24.8	147.3
In-process research and development	—	—	—	4.4	4.4
Tradenames and other	0.4	0.1	5.3	4.4	10.2
Goodwill	109.9	24.8	117.2	62.5	314.4
Other assets	0.1	2.0	3.0	9.0	14.1
Liabilities assumed	(46.1)	(12.8)	(39.4)	(29.0)	(127.3)

	$166.4	$58.3	$260.4	$150.2	$635.3

       The weighted-average amortization periods for intangible assets acquired in 2010 are 10 years for customer relationships, 9 years for product technology and 10 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 9 years.

Unaudited Pro Forma Information

       The company acquired Dionex Corporation in May 2011, the Phadia group in August 2011 and One Lambda in September 2012. Had the acquisitions of Dionex and Phadia been completed as of the beginning of 2010, and the acquisition of One Lambda been completed as of the beginning of 2011, the company's pro forma results for 2012 and 2011 would have been as follows:

(In millions except per share amounts)	2012	2011

Revenues	$12,643.0	$12,292.1

Income from Continuing Operations	$1,338.5	$1,133.9

Net Income	$1,258.0	$1,440.3

Earnings per Share from Continuing Operations:
Basic	$3.68	$2.98
Diluted	$3.65	$2.95

Earnings per Share:
Basic	$3.46	$3.78
Diluted	$3.43	$3.74

       Pro forma results include non-recurring pro forma adjustments that were directly attributable to the business combinations. The following non-recurring pro forma adjustments relating to charges recorded in 2012 have been assumed to have occurred in 2011 for pro forma purposes:

  Pre-tax increase in income of $16.1 million in 2012, relating to acquisition-related transaction costs incurred by the company and One Lambda.

  Pre-tax increase in income of $14.1 million in 2012, for the sale of One Lambda inventory revalued at the date of acquisition.

         Additionally, the following non-recurring pro forma adjustments relating to charges recorded in 2011 have been assumed to have occurred in 2010 for pro forma purposes:

  Pre-tax increase in income of $21.2 million for 2011, relating to monetizing equity awards held by Dionex employees at the date of acquisition.
  Pre-tax increase in income of $32.4 million and $61.7 million in 2012 and 2011, respectively, for the sale of Dionex and Phadia inventories revalued at the date of acquisition.
  Pre-tax increase in income of $80.6 million in 2011, for acquisition-related transaction costs incurred by the company, Dionex and Phadia.

       The company's results would not have been materially different from its pro forma results had the company's other 2012 and 2011 acquisitions occurred at the beginning of 2011 or 2010, respectively.

Dispositions

       On October 22, 2012, the company sold its laboratory workstations business and on April 4, 2011, the company sold its Athena Diagnostics business and its Lancaster Laboratories business (See Note 15).

       In May 2011, the company sold a manufacturer of heating equipment for $14 million and recorded a pre-tax loss on the sale of $3 million, included in restructuring and other costs, net. Operating results of the business were not material.